Fixed assets - Dismantling provision - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fixed assets
o/w non-current provisions	€ 698	€ 670	€ 876
o/w current provisions	€ 40	€ 26	€ 21